SUMMARY OF ACCOUNTING POLICIES - Accounting changes (Details) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	7.50%
Impact of adopting IFRS 16		$ (62)	$ 18,980	$ (18,980)
Retained earnings
Disclosure of changes in accounting estimates [line items]
Impact of adopting IFRS 16	$ 100	$ (62)		$ (18,980)
Mining Interests
Disclosure of changes in accounting estimates [line items]
Impact of adopting IFRS 16	700
Long Term Debt
Disclosure of changes in accounting estimates [line items]
Impact of adopting IFRS 16	$ 500